UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          June 30, 2004
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia             08/10/04
     --------------------------     -----------------------      -----------
          [Signature]                    [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE

                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         117
                                             -------------------------

Form 13F Information Table Value Total:      $  327,339
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

          COLUMN 1             COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5             COLUMN 6   COLUMN 7           COLUMN 8
                                                                                                                   VOTING AUTHORITY
                                                                                                                   ----------------
       NAME OF ISSUER            TITLE OF              VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER
       --------------              CLASS    CUSIP    (x$1,000)    PRN  AMT   PRN  CALL  DISCRETION   MANAGERS   SOLE    SHARED  NONE
                                 -------    -----     ---------   --------   ---  ----  ----------   --------   ----    ------  ----
21st Century Ins Group              COM     90130N103    2019       156040   SH          SOLE                   156040
Abercrombie & Fitch Co.             COM     002896207    3433        88600   SH          SOLE                    88600
ABM Industries, Inc.                COM     000957100    2520       129453   SH          SOLE                   129453
Alcoa, Inc.                         COM     013817101    4756       143985   SH          SOLE                   143985
Allete, Inc.                        COM     018522102    1722        51710   SH          SOLE                    51710
Allied Capital, Inc.                COM     01903Q108    4740       194119   SH          SOLE                   194119
Alltel Corp.                        COM     020039103     253         5000   SH          SOLE                     5000
Altria                              COM     718154107     263         5245   SH          SOLE                     5245
American Axle & Mfg                 COM     024061103    3583        98550   SH          SOLE                    98550
American Italian Pasta              COM     027070101    1380        45265   SH          SOLE                    45265
Amgen, Inc.                         COM     031162100     235         4300   SH          SOLE                     4300
Apogee Enterprises                  COM     037598109    1409       135445   SH          SOLE                   135445
Apria Healthcare Group Com          COM     037933108    3418       119101   SH          SOLE                   119101
Arvinmeritor, Inc.                  COM     043353101    2404       122835   SH          SOLE                   122835
Ashland, Inc.                       COM     044204105    6901       130678   SH          SOLE                   130678
Bank of America                     COM     060505104    3321        39250   SH          SOLE                    39250
Bank of New York                    COM     064057102    2893        98144   SH          SOLE                    98144
Barnes & Noble                      COM     067774109    2062        60685   SH          SOLE                    60685
BB&T Corp.                          COM     054937107     685        18518   SH          SOLE                    18518
Bear Stearns                        COM     073902108    4018        47656   SH          SOLE                    47656
Beazer Homes USA, Inc.              COM     07556Q105    1950        19435   SH          SOLE                    19435
Blyth, Inc.                         COM     09643P108    3194        92605   SH          SOLE                    92605
Boeing Co Com                       COM     097023105    5384       105373   SH          SOLE                   105373
Briggs & Stratton Corp.             COM     109043109    6234        70563   SH          SOLE                    70563
Cabot Corp.                         COM     127055101    2543        62473   SH          SOLE                    62473
Cigna Corp.                         COM     125509109    5869        85289   SH          SOLE                    85289
Citigroup, Inc.                     COM     172967101     289         6223   SH          SOLE                     6223
Clark Inc.                          COM     181457102    2689       144965   SH          SOLE                   144965
Comerica, Inc.                      COM     200340107    4259        77608   SH          SOLE                    77608
Commonwealth Industries             COM     203004106     121        11750   SH          SOLE                    11750
Computer Associates Intl            COM     204912109     272         9700   SH          SOLE                     9700
Constellation Brands, Inc.          COM     21036P108    4076       109772   SH          SOLE                   109772
Continental Res Inc.                COM     212013205       0        37500   SH          SOLE                    37500
Convergys Corp                      COM     212485106    3383       219700   SH          SOLE                   219700
Countrywide Financial Corp.         COM     222372104    5438        77410   SH          SOLE                    77410
Crane Co.                           COM     224399105    1941        61843   SH          SOLE                    61843
CTS Corp.                           COM     126501105    2616       216875   SH          SOLE                   216875
Curtiss Wright                      COM     231561101    1955        34786   SH          SOLE                    34786
CVS Corp.                           COM     126650100    1412        33605   SH          SOLE                    33605
Diebold, Inc.                       COM     253651103    4114        77818   SH          SOLE                    77818
Donnelley & Sons Co                 COM     257867101    5827       176475   SH          SOLE                   176475
DTE Energy Co.                      COM     233331107    4573       112797   SH          SOLE                   112797
Duke Energy Corp.                   COM     264399106     300        14782   SH          SOLE                    14782
EI Dupont                           COM     263534109     234         5270   SH          SOLE                     5270
Elkcorp                             COM     287456107    2134        89135   SH          SOLE                    89135
Equity Growth Corp. Wt. Exp. 1      COM     294694120       0        12000   SH          SOLE                    12000
Everest Re Group LTD Com            COM     G3223R108    4879        60710   SH          SOLE                    60710
Exxon Mobile Corp.                  COM     30231g102     865        19478   SH          SOLE                    19478
FirstEnergy Corp.                   COM     337932107    5351       143050   SH          SOLE                   143050
FirstMerit Corp. Com                COM     337915102    2626        99572   SH          SOLE                    99572
Franklin Electric Co.               COM     353514102    2112        55780   SH          SOLE                    55780
GenCorp, Inc.                       COM     368682100    1940       144900   SH          SOLE                   144900
General Electric Co.                COM     369604103     314         9700   SH          SOLE                     9700
Goodrich Corp.                      COM     382388106    5483       169596   SH          SOLE                   169596
Haemonetics Corp Com                COM     405024100    2216        74755   SH          SOLE                    74755
Haverty Furniture Co., Inc.         COM     419596101    2336       133616   SH          SOLE                   133616
HCC Ins Hldgs Inc. Com              COM     404132102    2152        64420   SH          SOLE                    64420
Headwaters Inc.                     COM     42210p102    3760       145020   SH          SOLE                   145020
Hudson United Bancorp               COM     444165104    1638        43950   SH          SOLE                    43950
Ishares MSCI EMU                    COM     464286608     405         6460   SH          SOLE                     6460
Ishares MSCI Japan                  COM     464286848     334        31485   SH          SOLE                    31485
John H. Harland Co.                 COM     412693103    2050        69860   SH          SOLE                    69860
Johnson Controls, Inc.              COM     478366107    4967        93051   SH          SOLE                    93051
Jones Apparel Group, Inc.           COM     480074103    4716       119454   SH          SOLE                   119454
Kellwood Co.                        COM     488044108    3190        73260   SH          SOLE                    73260
Laboratory Amer. Hldgs.             COM     50540R409    3048        76770   SH          SOLE                    76770
Lafarge Corp.                       COM     505862102    2394        55285   SH          SOLE                    55285
LSI Logic Corp.                     COM     502161102    4240       556425   SH          SOLE                   556425
Manitowoc, Inc.                     COM     563571108    3909       115470   SH          SOLE                   115470
May Department Stores Co.           COM     577778103    2874       104534   SH          SOLE                   104534
MBNA Corp.                          COM     55262L100    4596       178202   SH          SOLE                   178202
McKesson, Inc.                      COM     58155Q103    4089       119096   SH          SOLE                   119096
Meadowbrook Ins. Group              COM     58319P108      89        16700   SH          SOLE                    16700
Metris Cos Inc. Com                 COM     591598107     111        12800   SH          SOLE                    12800
Moog, Inc.                          COM     615394202    1991        53639   SH          SOLE                    53639
National Commerce Fin Co            COM     63545P104     531        16326   SH          SOLE                    16326
Norsk Hydro                         COM     656531605    4042        61764   SH          SOLE                    61764
Oakley Inc.                         COM     673662102     473        36550   SH          SOLE                    36550
Odyssey Healthcare Inc.             COM     67611V101    2899       154020   SH          SOLE                   154020
Owens & Minor                       COM     690732102    2207        85200   SH          SOLE                    85200
Owens Illinois Inc. New             COM     690768403    1653        98630   SH          SOLE                    98630
Oxford Health Plans Com             COM     691471106    5766       104756   SH          SOLE                   104756
Pfizer, Inc.                        COM     717081103    4528       132101   SH          SOLE                   132101
Plantronics, Inc.                   COM     727493108    2321        55130   SH          SOLE                    55130
Polaris Industries, Inc.            COM     731068102    4371        91055   SH          SOLE                    91055
PPG Industries                      COM     693506107    5380        86087   SH          SOLE                    86087
Procter & Gamble Co.                COM     742718109     327         6000   SH          SOLE                     6000
Quaker Chemical Corp.               COM     747316107    3086       111748   SH          SOLE                   111748
Quest Diagnostics, Inc.             COM     74834L100    2277        26805   SH          SOLE                    26805
Regis Corp.                         COM     758932107    2530        56730   SH          SOLE                    56730
Reinsurance Group Amer Inc.         COM     759351109    2962        72873   SH          SOLE                    72873
Rite Aid Corp                       COM     767754104     157        30000   SH          SOLE                    30000
Royal Bank of Canada                COM     780087102     211         4755   SH          SOLE                     4755
Safeway, Inc.                       COM     786514208    3359       132570   SH          SOLE                   132570
Sara Lee Corp.                      COM     803111103    5242       227992   SH          SOLE                   227992
Smithfield Foods, Inc.              COM     832248108    4381       149028   SH          SOLE                   149028
St. Paul Travelers                  COM     792860108    3677        90704   SH          SOLE                    90704
Standex International Corp.         COM     854231107    3216       118219   SH          SOLE                   118219
Sungard Data Systems Inc.           COM     867363103    2801       107725   SH          SOLE                   107725
Superior Industries Intl            COM     868168105    1941        58015   SH          SOLE                    58015
TBC Corp.                           COM     872180104    1442        60594   SH          SOLE                    60594
Telefonos de Mexico SA              COM     879403780    4064       122147   SH          SOLE                   122147
Toll Brothers, Inc.                 COM     889478103    4178        98716   SH          SOLE                    98716
Tor Minerals Intl Inc               COM     890878101      47        11000   SH          SOLE                    11000
Tyco International, Ltd.            COM     902124106    5280       159331   SH          SOLE                   159331
United Technologies                 COM     913017109   4627        50582    SH          SOLE                    50582
Universal Corp.                     COM     913456109    2424        47585   SH          SOLE                    47585
US Bancorp                          COM     902973304    4352       157917   SH          SOLE                   157917
UTStarCom Inc.                      COM     918076100    3935       130075   SH          SOLE                   130075
VF Corp.                            COM     918204108    5060       103903   SH          SOLE                   103903
Wachovia Corp. 2nd New Pref         PRF     929903201       0        15920   SH          SOLE                    15920
Wachovia Corp. New                  COM     929903102    7358       165338   SH          SOLE                   165338
Warrantech Corp.                    COM     934648304      33        44000   SH          SOLE                    44000
Washington Federal, Inc.            COM     938824109    3447       143622   SH          SOLE                   143622
Washington Mutual, Inc.             COM     939322103    3850        99645   SH          SOLE                    99645
Webster Financial Corp.             COM     947890109    2559        54415   SH          SOLE                    54415
Wyeth                               COM     983024100    2850        78822   SH          SOLE                    78822

REPORT SUMMARY          117 DATA RECORDS            $327,339          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


